PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment, net

	As of December 31, 2011	As of December 31, 2012
Construction in progress	$262,199	$245,686
Land	11,791	4,858
Buildings	152,900	152,248
Equipment, furniture and fixtures	5,879	35,975
Plant and machinery	353,163	337,523
Motor vehicles	11,531	7,694
Computer equipment and software	4,512	4,688
	801,975	788,672
Less: accumulated depreciation	(148,192)	(191,053)
	$653,783	$597,619

Schedule of carrying amount of property, plant and equipment pledged
	As of December 31, 2011	As of December 31, 2012
Construction in progress	$119,895	$120,296
Buildings	53,937	56,336
Plant and machinery	177,223	177,986
	$351,055	$354,618